Employee Benefit Plans (Fair Values of Pension and Post Retirement Plan Assets by Asset Category) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Preferred stock	$ 170	$ 258
Pending sales of securities and advanced subscriptions	177
Pending sales of securities		35
Net accrued income	27	27
Pending purchases of securities	180	62
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Preferred stock	10
Pending sales of securities and advanced subscriptions	10
Pending sales of securities		5
Net accrued income	2	2
Pending purchases of securities	$ 10	$ 3